Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2023 CAD ($)
Disclosure of defined benefit plans [line items]
2024	$ 406
2025	405
2026	420
2027	432
2028	445
2029–2033	2,406
Total	4,514
Pension plan [member]
Disclosure of defined benefit plans [line items]
2024	377
2025	376
2026	390
2027	402
2028	414
2029–2033	2,247
Total	4,206
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2024	29
2025	29
2026	30
2027	30
2028	31
2029–2033	159
Total	$ 308